Share Capital and Other Equity Instruments - Schedule of Total Share-Based Payments Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 537	$ 957	$ 1,156	$ 1,866
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	256	467	523	437
Administration Expenses [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 281	899	$ 633	1,873
Loss from Discontinued Operations
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense		$ (409)		$ (444)